Investment Strategy - iREIT(R) - MarketVector Quality REIT Index ETF	May 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology created by Wide Moat Indexes, LLC (“Wide Moat,” see also, “Fund Sponsor” below), and it follows a non-discretionary, rules-based methodology to determine the universe of potential Index components. The Index is owned and administered by MarketVector Indexes GmbH (“Index Provider”). The Index is calculated and published by Solactive AG (“Calculation Agent”).

The iREIT®- MarketVector™ Quality REIT Index

Initial Universe

The Index is a rules-based index and construction of the Index begins with the selection of investments from an initial universe of U.S.-listed equity REITs (real estate investment trusts) that comprise the iREIT® Equity REIT-100 universe (the “initial universe”). The initial universe includes 100 REITs operating in various sectors such as healthcare, hotel, net lease, retail, diversified, technology, residential, self-storage, industrial, and office. The 100 U.S.-listed REITs in the initial universe are selected by Wide Moat. The initial universe is reconstituted on a quarterly basis. For more information about REITs and the process for determining the initial universe, see the section in the Fund’s Prospectus titled “Additional Information about the Fund – Additional Information about the Index.”

Stock Selection

From the initial universe, the Index Provider scores each portfolio candidate based on both quality and value factors.

●	Quality Score Considerations: Quality scores are based on various financial metrics, including general metrics, such as dividend yield, and price-to-earnings ratios. In addition, the Index considers REIT-specific financial metrics such as funds from operations (FFO), capitalization rate (Cap Rate), occupancy rate, and loan-to-value ratio.

●	Value Score Considerations: Value scores are based on other financial metrics, including price to funds from operations (P/FFO), dividend yield, and discounted cash flows. Additionally, value scoring considers operational metrics such as occupancy rates, debt-to-equity ratios, and interest coverage ratios.

For a description of the financial terms referenced above, see the section in the Fund’s Prospectus titled “Additional Information about the Index.”

The Index Provider sums the quality and value scores for an overall score for each REIT. The Index Provider considers only the 80 candidates with the top quality scores for further screening.

The Index Provider then conducts three separate selection processes to determine the Index’s portfolio. That is, the Index Provider selects:

(i)	up to 24 common stocks of REITs with high quality scores,
(ii)	up to 12 common stocks of REITs with high value scores, and
(iii)	up to 4 preferred stocks of REITs.

REITs with High-Quality Scores – From the remaining 80 REITs, the Index Provider identifies the 50 REITs with the highest quality scores. From this group, the Index Provider’s process then selects the top REIT based on overall scores from each of ten different sectors: healthcare, hotel, net lease, retail, diversified, technology, residential, self-storage, industrial, and office. However, if no REITs from a particular sector meet the required standards for inclusion at this stage, that sector is skipped. This sector-based approach is designed to provide a varied representation of different REIT sectors in the Index. After choosing the top REIT from each sector, the process selects additional REITs based on their overall scores, which include both quality and value assessments. Importantly, there is a limit: no more than six REITs can be chosen from any single sector.

The intended goal of this process is to select up to 24 REITs. But, because of the specific rules about sector variety and the maximum number of REITs per sector, there are situations where the process may end up selecting fewer than 24 REITs. This outcome primarily occurs when the available pool of qualifying REITs is not sufficiently varied across the various sectors.

REITs with High-Value Scores – From the initial list of 80 REITs, the Index Provider identifies the REITs that were not selected in the “REITs with High Quality Scores” group, and rank within the top half by value scores. From that list, the Index Provider identifies the highest-ranking REIT, based on overall scores, from each sector. Individual sectors may be omitted if no REITs in that sector qualify for inclusion at this step. The process generally continues until the Index Provider selects 12 REITs, adhering to a sector cap of three REITs per sector. See “Additional Information about the Index” below for more details on the process in the event of ties.

Preferred Stocks of REITs - The Index Provider screens the 80 candidates to determine which REITs’ preferred stocks yield more than 2.5 percentage points above the Secured Overnight Financing Rate (“SOFR”) interest rate benchmark. At a high level, preferred stocks are equity securities that have superior (preferred) claims on assets and earnings than common stock. The Index Provider then considers only those preferred stocks that have a full market capitalization of at least 75 million dollars and a minimum of 200,000 average monthly shares traded over the previous six months. From the remaining REITs, the Index Provider selects the four preferred stocks that have the largest difference between their own yield and the dividend yield of the common stock from the same REIT.

Index Construction

The Index’s components are weighted equally within each selection process category. For example, high-quality REITs are equally weighted with other high-quality REITs in the Index.

The Index employs a tiered equal weighting strategy, which is structured as follows: Each stock included in the Index is assigned a weight based on its defined scoring criteria. Specifically, stocks categorized under the “high-quality REITs” bucket receive a score of 2. In contrast, all other stocks, including those identified as high value and preferred stocks, are assigned a score of 1. This differential scoring system effectively determines the proportional weight of each stock within the Index. For example, if the Index’s portfolio is comprised of 24 high-quality REITs, 12 high-value REITs, and 4 preferred stocks, at the time of a rebalance, the Index would be weighted approximately 75% to high-quality REITs, 18.75% to high-value REITs and 6.25% to preferred stocks. See the Prospectus section titled “Additional Information about the Fund - Additional Information about the Index” for more detail on the Index’s tiered weighting system.

The Index is rebalanced quarterly.

The Fund’s Investment Strategy

The Fund will invest all, or substantially all, of its assets in the component securities that make up the Index.

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities of REITs.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the Index components. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when Tidal Investments LLC (the “Adviser”) believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund may invest in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in equity securities of REITs.